Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.6%
		Argentina—3.0%
1,377	[1]	Mercadolibre, Inc.	$ 2,666,147
		Brazil—3.7%
3,050		Embraer SA, ADR	218,258
92,696		Itau Unibanco Holding SA, ADR	705,416
133,829	[1]	NU Holdings Ltd./Cayman Islands	1,947,212
23,988		Vale SA, ADR	361,979
		TOTAL	3,232,865
		Chile—0.6%
107,971		Embotelladora Andina S.A.	524,047
		China—21.5%
201,119		Alibaba Group Holding Ltd.	2,869,654
29,040	[1]	Bilibili, Inc.	471,989
622,000		China Construction Bank Corp.	752,380
106,000		China Merchants Bank Co. Ltd.	688,354
26,560		Contemporary Amperex Technology Co. Ltd.	1,435,196
162,600		KE Holdings, Inc.	932,588
82,900		Kuaishou Technology	354,232
9,535		NAURA Technology Group Co. Ltd.	986,578
75,500		Ping An Insurance (Group) Co. of China Ltd.	543,565
44,294		SBT Ultrasonic Technology Co. Ltd.	1,211,367
89,000	[1]	Shanghai Biren Technology Co. Ltd.	524,578
39,097		Shengyi Technology Co.,Ltd.	883,961
21,600	[1]	Suzhou Dongshan Precision Manufacturing Co. Ltd.	631,364
55,564		Tencent Holdings Ltd.	3,191,890
11,400		Victory Giant Technology Huizhou Co. Ltd.	408,884
612,022		Zijin Mining Group Co. Ltd.	2,873,786
		TOTAL	18,760,366
		Egypt—0.7%
220,221		Commercial International Bank Egypt	590,636
		Georgia—0.5%
7,077		TBC Bank Group PLC	483,519
		Hong Kong—0.6%
26,139		Zijin Gold International Company Ltd.	504,418
		India—5.6%
30,690		DLF Ltd.	222,799
118,622		Max Healthcare Institute Ltd.	1,298,298
87,974	[1]	PB Fintech Ltd.	1,728,040
32,141		Reliance Industries Ltd.	430,029
114,341		Varun Beverages Ltd.	479,704
122,432	[1]	Zinka Logistics Solutions Ltd.	761,976
		TOTAL	4,920,846
		Kazakhstan—1.1%
12,763	[2]	NAC Kazatomprom JSC, GDR	946,606
		Malaysia—1.2%
844,200		Frontken Corp. Bhd	1,063,824

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—1.0%
11,962	[1]	Vista Oil & Gas, SAB de CV, ADR	$ 854,805
		Peru—0.8%
3,269		Southern Copper Corp.	682,746
		Poland—0.8%
21,845		Powszechna Kasa Oszczednosci Bank Polski SA	667,585
		Singapore—0.8%
187,437	[1]	Grab Holdings Ltd.	663,527
		South Africa—4.0%
7,827		Capitec Ltd.	2,259,102
25,959		Gold Fields Ltd., ADR	1,203,719
		TOTAL	3,462,821
		South Korea—21.2%
5,032		APR Corp./Korea	1,706,257
430		Hanwha Aerospace Co. Ltd.	346,009
3,696		Samsung Electro-Mechanics Co. Ltd.	3,929,060
34,729		Samsung Electronics Co. Ltd.	6,539,812
1,663		SK Hynix, Inc.	2,029,024
5,276	[1]	SK Square Co., Ltd.	3,954,812
		TOTAL	18,504,974
		Taiwan—24.7%
11,000		Accton Technology Corp.	708,053
30,000		Ase Technology Holding Co. Ltd.	552,485
11,000		Asia Vital Components Co. Ltd.	1,183,432
4,845		ASPEED Technology, Inc.	2,441,519
12,000		Delta Electronics, Inc.	691,464
24,704		MediaTek, Inc.	3,037,954
157,385		Taiwan Semiconductor Manufacturing Co. Ltd	11,887,047
33,000		Unimicron Technology Corp.	1,031,694
		TOTAL	21,533,648
		Thailand—0.4%
933	[1]	Fabrinet	385,264
		Turkey—0.7%
73,084		Aselsan Elektronik Sanayi Ve Ticaret A.S.	584,770
		United Arab Emirates—1.3%
715,583		ADNOC Drilling Co. PJSC	1,129,831
		Zambia—1.4%
37,639	[1]	First Quantum Minerals Ltd.	1,251,963
		TOTAL COMMON STOCKS (IDENTIFIED COST $48,335,360)	83,415,208
		EXCHANGE-TRADED FUND—0.9%
		China—0.9%
375,300		ChinaAMC Hang Seng Biotech ETF (IDENTIFIED COST $721,099)	747,654
		INVESTMENT COMPANY—3.8%
3,288,020		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $3,288,020)	3,288,020
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $52,344,479)	87,450,882
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[4]	(242,447)
		NET ASSETS—100%	$87,208,435

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 5/31/2026	$3,431,826
Purchases at Cost	$14,020,448
Proceeds from Sales	$(14,164,254)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$3,288,020
Shares Held as of 8/31/2026	3,288,020
Dividend Income	$42,941

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, these restricted securities amounted to $946,606, which represented 1.1% of net assets.

Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
NAC Kazatomprom JSC, GDR	1/14/2026	$935,510	$946,606

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$9,689,073	$73,726,135	$—	$83,415,208
Exchange-Traded Fund	—	747,654	—	747,654
Investment Company	3,288,020	—	—	3,288,020
TOTAL SECURITIES	$12,977,093	$74,473,789	$—	$87,450,882

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company